UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

	MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited)
September 30, 2004
Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Closed End Funds
Laxey Investors, L.P.	9/1/2004	$5,000,000	$5,025,733	0.40%
Western Investment Institutional Partners, L.P.	4/1/2004	2,000,000	2,088,024	0.17
Western Investment Hedged Partners, L.P.	11/1/2003	5,000,000	5,371,711	0.42

Total Closed End Funds		12,000,000	12,485,467	0.99

Convertible Arbitrage
Alta Partners, L.P.	7/1/2002	11,375,000	15,118,655	1.20
KBC Convertible Opportunities, L.P.	7/1/2002	21,000,000	25,756,030	2.04
Lydian Partners II, L.P.	7/1/2002	23,750,000	28,852,713	2.28
Triborough Partners, LLC	7/1/2002	8,250,000	8,008,407	0.63

Total Convertible Arbitrage		64,375,000	77,735,805	6.15

Credit Trading and Capital Structure Arbitrage
Artesian Credit Arbitrage Total Return Fund, L.P.	4/1/2004	10,000,000	10,337,581	0.82
AXA Kappa	12/1/2003	5,000,000	4,662,046	0.36
Blue Mountain Credit Alternatives Fund, L.P.	6/1/2004	5,500,000	5,569,220	0.44
D.E. Shaw Laminar Fund, LLC	7/1/2002	28,750,000	42,643,609	3.37
Fir Tree Recovery Fund, L.P.	7/1/2002	15,500,000	21,381,363	1.69
Hammerman Capital Partners, L.P.	7/1/2002	8,500,000	13,416,553	1.06
KBC Credit Arbitrage Fund	1/1/2003	10,000,000	11,764,908	0.93
KBC Return Enhancement Fund	9/1/2003	20,000,000	18,874,806	1.49
Mariner Relative Value Fund, L.P.	9/1/2003	13,000,000	13,952,875	1.10
OZF Credit Opportunities Fund, L.P.	7/1/2002	20,750,000	28,918,198	2.29
Pequot Credit Opportunities Fund, L.P.	7/1/2003	18,250,000	19,366,058	1.53
Trilogy Financial Partners, L.P.	1/1/2003	8,000,000	9,570,477	0.76

Total Credit Trading and Capital Structure Arbitrage		163,250,000	200,457,695	15.84

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2004
Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Fixed Income Arbitrage
Endeavour Fund I, LLC	3/1/2004	$14,450,000	$15,192,643		1.20%
FrontPoint Fixed Income Opportunities Fund, L.P.	7/1/2002	24,750,000	27,467,130		2.17
The Precept Foreign Fund II, Ltd.	8/1/2004	5,000,000	4,950,805		0.39
Vega Relative Value Fund, Ltd.	7/1/2002	24,750,000	30,558,636		2.42

Total Fixed Income Arbitrage		68,950,000	78,169,213		6.18

Long Only Distressed
Avenue Asia Investments, L.P.	7/1/2002	18,100,000	24,733,205		1.96
Avenue Europe Investments, L.P.	8/1/2004	8,000,000	8,241,350		0.65
ORN European Distressed Debt Fund, LLC	11/1/2003	9,131,840	10,398,529		0.82

Total Long Only Distressed		35,231,840	43,373,084		3.43

Long-Short
Amici Associates, L.P.	5/1/2004	5,000,000	5,276,466		0.42
Atlas Capital, L.P.	8/1/2004	6,000,000	6,059,424		0.48
Bryn Mawr Capital, L.P.	10/1/2002	9,987,725	11,329,659		0.90
Delta Institutional, L.P.	3/1/2004	5,000,000	5,069,961		0.40
Durban Capital, L.P.	7/1/2004	4,250,000	4,366,226		0.35
Elm Ridge Capital Partners, L.P.	7/1/2004	4,000,000	4,090,731		0.32
Frontpoint Healthcare Fund, L.P.	5/1/2003	7,000,000	8,207,336		0.65
Gotham Asset Management, L.P.	8/1/2003	14,500,000	16,102,357		1.27
Intrepid Capital Fund, L.P.	7/1/2004	2,500,000	2,529,201		0.20
Karsch Capital II, L.P.	5/1/2004	5,000,000	5,054,537		0.40
KiCap Network Fund, L.P.	1/1/2003	15,000,000	15,724,698		1.24
Lancer Partners, L.P.	7/1/2002	15,625,000	0	(a)	0.00
Maverick Fund USA, Ltd.	7/1/2002	21,875,000	24,798,174		1.96
Satellite FS Hedged Equity Partners, L.P.	8/1/2004	6,000,000	6,034,842		0.48
Tiger Consumer Partners, L.P.	9/1/2003	5,000,000	4,912,628		0.39
Tiger Technology, L.P.	1/1/2003	6,500,000	8,479,733		0.67
Trivium Institutional Onshore Fund, L.P.	6/1/2004	10,058,188	10,237,413		0.81

Total Long-Short		143,295,913	138,273,385		10.94

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2004
Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	$28,750,000	$36,455,389		2.88%
Highland Opportunity Fund, L.P.	8/1/2002	21,000,000	22,748,595		1.80
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	9,000,000	9,821,489		0.78
Parmenides Fund, L.P.	9/1/2003	10,000,000	11,928,074		0.94
Safe Harbor Fund, L.P.	7/1/2002	18,750,000	7,930,208	(b)	0.63
Structured Servicing Holdings, L.P.	7/1/2002	17,825,940	24,875,239		1.97

Total Mortgage Arbitrage		105,325,940	113,758,995		9.00

Multi-Strategy
AQR Absolute Return Instit. Fund, L.P.	7/1/2002	24,750,000	26,971,200		2.13
Brevan Howard, L.P.	8/1/2004	23,000,000	22,862,913		1.81
Citadel Wellington Partners, L.P.	7/1/2002	55,250,000	67,044,108		5.30
Deephaven Market Neutral Fund, LLC	7/1/2002	33,000,000	39,908,172		3.16
HBK Fund, L.P.	7/1/2002	36,661,678	43,866,000		3.47
Jet Capital Arbitrage and Event Fund I, L.P.	1/1/2003	18,000,000	18,873,746		1.49
K Capital II, L.P.	1/1/2003	22,000,000	23,598,501		1.87
Nisswa Fund, L.P.	7/1/2002	16,875,000	16,370,845		1.29
Onyx Capital Fund, L.P.	4/1/2003	13,500,000	12,234,461		0.97
OZ Domestic Partners, L.P.	7/1/2002	37,500,000	48,176,580		3.81
Q Funding III, L.P.	7/1/2002	9,912,040	17,300,720		1.37
Sagamore Hill Partners, L.P.	7/1/2002	26,750,000	30,975,637		2.45
Severn River Capital Partners, L.P.	8/1/2004	5,000,000	4,957,185		0.39
The Animi Fund, L.P.	10/1/2003	20,000,000	21,444,853		1.70
Tiburon Fund, L.P.	8/1/2002	34,000,000	35,896,264		2.84

Total Multi-Strategy		376,198,718	430,481,184		34.05

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Risk Arbitrage
Empyrean Capital Fund, L.P.	7/1/2004	$2,500,000	$2,506,524	0.20%
European Merger Fund, LLC	7/1/2002	11,250,000	11,584,467	0.92
Gruss Arbitrage Partners, L.P.	7/1/2002	6,250,000	6,736,242	0.53

Total Risk Arbitrage		20,000,000	20,827,233	1.65

Statistical Arbitrage
Altus Fund, L.P.	7/1/2002	6,250,000	5,823,213	0.46
Glacis Domestic Fund, LLC	10/1/2003	18,000,000	16,654,090	1.32
IKOS, L.P. Equity Class	7/1/2002	25,206,130	28,073,319	2.22
Thales Fund, L.P.	7/1/2002	4,562,255	5,023,105	0.40
Ventus Fund Limited	1/1/2003	12,000,000	11,891,412	0.93

Total Statistical Arbitrage		66,018,385	67,465,139	5.33

Total Investments in Investment Funds		1,054,645,796	1,183,027,200	93.56

Purchased Options
Iboxx CDX Swaption expires 12/20/04		958,815	166,350	0.01
Iboxx CDX Swaption expires 12/20/04		1,034,060	110,469	0.01

Total Purchased Options		1,992,875	276,819	0.02

Short-Term Investments
State Street Euro Dollar Time Deposit 1.25% due 10/01/04		43,394,374	43,394,374	3.43

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2004

Description	Cost	Fair Value	Percent of Partners’ Capital
Total Investments in Investment Funds, Options, and Short-Term Investments	$1,100,033,045	$1,226,698,393	97.01%

Other Assets, less Liabilities		37,775,852	2.99

Total Partners’ Capital		$1,264,474,245	100.00%

Detailed information about the Investment Funds’ portfolios in not available.

(a)	Fair valued at value other than that provided by the Investment Fund manager.

(b)	In liquidation.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 29, 2004

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 29, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 29, 2004